Quarterly Financial Information (unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (unaudited)

	Three Months Ended
	March 31, 2015	June 30, 2015	September 30, 2015	December 31, 2015
	(in thousands, except per share data) (unaudited)
Revenue	$1,306	$53,409	$1,709	$10,305
Operating expenses	10,177	11,719	10,403	9,642
Income (loss) from operations	(8,871)	41,690	(8,694)	663
Other (expense) income, net	(131)	(77)	(21)	44
(Provision) Benefit for income taxes	—	(567)	161	(23)
Net income (loss)	$(9,002)	$41,046	$(8,554)	$684
Net loss per share - basic	$(0.48)	$1.89	$(0.39)	$0.03
Net loss per share - diluted	$(0.48)	$1.80	$(0.39)	$0.03

	Three Months Ended
	March 31, 2014	June 30, 2014	September 30, 2014	December 31, 2014
	(in thousands, except per share data) (unaudited)
Revenue	$1,613	$1,235	$4,418	$1,310
Operating expenses	8,132	8,961	12,026	10,055
Loss from operations	(6,519)	(7,726)	(7,608)	(8,745)
Other expense, net	(431)	(264)	(224)	(182)
Net loss	$(6,950)	$(7,990)	$(7,832)	$(8,927)
Net loss per share—basic and diluted	$(0.76)	$(0.45)	$(0.43)	$(0.49)